Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 30, 2025	May 02, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
PIPE prefunded warrant liability (in Dollars)	$ 75
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price		$ 12
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price		7
Exercise Price [Member] | Minimum [Member] | Valuations of Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price		12
Exercise Price [Member] | Maximum [Member] | Valuations of Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price		$ 7